Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
April 30, 2025
LPSK6-NPRT3-0625
1.9883997.107
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	322,753	1,600,414
Consumer Staples - 0.1%
Food Products - 0.1%
Inghams Group Ltd	835,066	1,833,273
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	57,832	1,180,898
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	112,139	362,540
TOTAL AUSTRALIA		4,977,125
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	352,786	12,341,304
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	39,435	3,636,458
TOTAL AUSTRIA		15,977,762
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	205,974	11,752,876
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.0%
Econocom Group SA/NV	573,160	1,185,629
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	15,037	896,875
X-Fab Silicon Foundries SE (a)(b)(c)	117,849	651,773
		1,548,648
TOTAL BELGIUM		2,734,277
BRAZIL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	1,229,400	5,225,083
CANADA - 3.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc (d)	170,678	5,369,436
Specialty Retail - 0.1%
Bmtc Group Inc	342,404	2,918,357
Leon's Furniture Ltd	27,983	466,857
		3,385,214
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc	123,730	5,701,848
TOTAL CONSUMER DISCRETIONARY		14,456,498

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard Inc	609,889	31,834,914
Metro Inc/CN	313,185	24,135,191
North West Co Inc/The	11,338	454,803
		56,424,908
Energy - 0.9%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp	214,328	1,176,892
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc	1,605,680	18,903,370
Parkland Corp	457,600	11,527,962
		30,431,332
TOTAL ENERGY		31,608,224

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc	128,569	1,090,216
Richelieu Hardware Ltd	89,693	2,121,637
		3,211,853
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	144,720	3,917,707
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	131,145	6,430,729
Western Forest Prods Inc (a)	1,773,619	495,316
		6,926,045
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Matters Inc (a)	541,463	2,360,504
TOTAL CANADA		118,905,739
CHINA - 2.5%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	115,261	2,477,691
Interactive Media & Services - 0.0%
JOYY Inc Class A ADR	30,321	1,248,012
TOTAL COMMUNICATION SERVICES		3,725,703

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	152,286	2,074,135
Household Durables - 0.2%
Chervon Holdings Ltd	2,038,368	3,416,729
Gree Electric Appliances Inc of Zhuhai A Shares (China)	622,246	3,899,879
		7,316,608
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (c)	5,272,190	1,645,095
Shenzhou International Group Holdings Ltd	700,048	4,856,179
		6,501,274
TOTAL CONSUMER DISCRETIONARY		15,892,017

Consumer Staples - 0.1%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	37,000	140,872
Personal Care Products - 0.1%
Hengan International Group Co Ltd	1,543,196	4,168,595
TOTAL CONSUMER STAPLES		4,309,467

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	10,167,777	5,204,765
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	1,731,926	1,342,111
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	6,936,828	16,403,815
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	2,419,661	2,589,508
Consun Pharmaceutical Group Ltd	606,657	724,333
		3,313,841
TOTAL HEALTH CARE		19,717,656

Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	480,971	342,948
Machinery - 0.1%
Haitian International Holdings Ltd	1,155,307	2,672,419
Precision Tsugami China Corp Ltd (c)	212,502	579,506
TK Group Holdings Ltd	986,670	241,719
		3,493,644
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	999,430	2,764,167
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	100,563	14,393
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (b)(c)	2,503,741	1,807,848
TOTAL INDUSTRIALS		8,423,000

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Kingboard Holdings Ltd	7,559,228	20,322,077
VSTECS Holdings Ltd	12,365,076	9,486,333
		29,808,410
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	631,493	1,766,904
TOTAL CHINA		90,190,033
DENMARK - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Scandinavian Tobacco Group A/S Series A (b)(c)	136,448	1,983,870
FRANCE - 2.5%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	51,980	2,448,461
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	116,465	4,258,628
Household Durables - 0.1%
SEB SA	31,477	2,948,976
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)	129,543	402,836
Mr Bricolage SA (a)	81,982	654,664
		1,057,500
TOTAL CONSUMER DISCRETIONARY		8,265,104

Energy - 1.2%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	53,679	991,511
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE ADR	715,724	40,688,910
TOTAL ENERGY		41,680,421

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	300,670	3,508,324
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	6,111	394,602
Ground Transportation - 0.2%
Stef SA	47,993	6,904,846
Professional Services - 0.0%
Synergie SA (a)	20,155	696,394
Trading Companies & Distributors - 0.0%
Thermador Groupe	9,673	724,328
TOTAL INDUSTRIALS		8,720,170

Information Technology - 0.7%
IT Services - 0.7%
Alten SA	22,937	1,921,530
Neurones	10,867	588,451
Sopra Steria Group	101,305	20,657,407
		23,167,388
Software - 0.0%
Linedata Services	7,838	653,515
NetGem SA	42,407	46,820
		700,335
TOTAL INFORMATION TECHNOLOGY		23,867,723

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	62,852	1,963,392
TOTAL FRANCE		90,453,595
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	74,576	4,458,808
Financials - 0.1%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (b)(c)	23,335	1,219,184
Insurance - 0.1%
Talanx AG	22,139	2,530,589
TOTAL FINANCIALS		3,749,773

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Takkt AG	238,027	2,049,332
Machinery - 0.0%
JOST Werke SE (b)(c)	9,918	556,724
Stabilus SE	33,686	927,317
		1,484,041
Trading Companies & Distributors - 0.0%
Brenntag SE	27,800	1,856,591
TOTAL INDUSTRIALS		5,389,964

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (a)(d)	179,463	390,345
Instone Real Estate Group SE (b)(c)	230,652	2,121,708
		2,512,053
TOTAL GERMANY		16,110,598
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	168,148	1,762,191
GREECE - 1.6%
Consumer Discretionary - 1.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	28,303	363,595
Specialty Retail - 1.0%
JUMBO SA	1,054,327	33,204,163
TOTAL CONSUMER DISCRETIONARY		33,567,758

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA	492,456	7,531,364
Financials - 0.3%
Banks - 0.3%
Eurobank Ergasias Services and Holdings SA	2,002,623	5,683,495
National Bank of Greece SA	483,114	5,086,566
		10,770,061
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	101,280	4,772,977
TOTAL GREECE		56,642,160
HONG KONG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	2,760,255	679,778
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	156,027	170,802
Leisure Products - 0.0%
Dream International Ltd	677,964	507,013
Specialty Retail - 0.0%
Goldlion Holdings Ltd	3,324,346	630,098
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd	1,859,758	86,326
Texwinca Holdings Ltd	800,971	58,868
Victory City International Holdings Ltd (a)(e)	4,590,144	6
		145,200
TOTAL CONSUMER DISCRETIONARY		1,453,113

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (a)(e)	3,104,000	3
Pacific Andes Resources Development Ltd (a)(e)	1,379,862	11
		14
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	2,146,745	1,716,156
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	9,085,502	1,358,913
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Lion Rock Group Ltd	2,690,797	451,034
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
PAX Global Technology Ltd	5,860,788	3,529,048
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	449,895	3,028,072
TOTAL INFORMATION TECHNOLOGY		6,557,120

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (e)	6,170,931	7
TOTAL HONG KONG		12,216,135
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	876,869	2,533,852
Oil India Ltd	430,100	2,087,328
Petronet LNG Ltd	925,700	3,432,107
		8,053,287
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	3,685,422	10,700,390
TOTAL INDIA		18,753,677
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	10,475,068	1,124,726
IRELAND - 0.5%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	743,574	4,997,606
Bank of Ireland Group PLC	346,793	4,056,325
		9,053,931
Industrials - 0.2%
Machinery - 0.0%
Mincon Group Plc	223,302	94,104
Marine Transportation - 0.1%
Irish Continental Group PLC unit	716,183	4,158,867
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	37,099	3,932,494
TOTAL INDUSTRIALS		8,185,465

TOTAL IRELAND		17,239,396
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (a)	1,074,102	665,627
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	209,061	798,546
ITALY - 0.9%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV (d)	317,149	2,953,300
Pirelli & C SpA (b)(c)	327,448	2,012,030
		4,965,330
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	228,029	11,851,877
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	41,608	458,630
MARR SpA	9,186	101,253
		559,883
TOTAL CONSUMER STAPLES		12,411,760

Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	57,498	3,393,617
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	69,459	4,079,902
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	58,693	2,000,030
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	48,035	4,032,259
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	61,319	3,203,736
TOTAL ITALY		34,086,634
JAPAN - 8.5%
Communication Services - 0.0%
Media - 0.0%
RKB Mainichi Holdings Corp	5,367	177,736
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Daikyonishikawa Corp	75,892	302,549
Automobiles - 0.1%
Isuzu Motors Ltd	185,274	2,491,646
Broadline Retail - 0.0%
ASKUL Corp	108,853	1,156,439
Distributors - 0.3%
Arata Corp	142,933	3,178,955
Central Automotive Products Ltd	106,737	1,264,599
PALTAC Corp	200,710	5,550,478
		9,994,032
Diversified Consumer Services - 0.0%
Aucnet Inc	64,244	555,361
Gakkyusha Co Ltd	29,101	446,346
JP-Holdings Inc (d)	132,924	590,340
		1,592,047
Household Durables - 0.1%
First Juken Co Ltd	91,039	636,725
FJ Next Holdings Co Ltd	205,505	1,736,258
		2,372,983
Leisure Products - 0.0%
Roland Corp	50,789	1,124,263
Specialty Retail - 0.1%
ARCLANDS CORP	155,424	1,884,915
Fuji Corp/Miyagi	62,936	849,095
Hamee Corp (d)	94,959	794,314
Syuppin Co Ltd	45,579	350,656
		3,878,980
TOTAL CONSUMER DISCRETIONARY		22,912,939

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.5%
Belc Co Ltd	156,497	7,749,327
Cosmos Pharmaceutical Corp	192,451	12,389,926
Create SD Holdings Co Ltd	310,138	6,604,911
G-7 Holdings Inc	242,236	2,415,922
Genky DrugStores Co Ltd	332,592	8,571,839
Halows Co Ltd	184,981	5,608,425
YAKUODO Holdings Co Ltd	20,422	289,233
Yaoko Co Ltd	118,307	7,907,819
		51,537,402
Food Products - 0.1%
Axyz Co Ltd	3,224	66,744
Pickles Holdings Co Ltd	47,104	305,066
S Foods Inc	121,566	2,291,372
		2,663,182
Household Products - 0.0%
Transaction Co Ltd	69,233	1,238,136
TOTAL CONSUMER STAPLES		55,438,720

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	30,566	382,365
Iwatani Corp	59,908	571,510
		953,875
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	66,153	1,841,439
Zenkoku Hosho Co Ltd	493,242	10,663,107
		12,504,546
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Fukuda Denshi Co Ltd	143,401	6,077,843
Nakanishi Inc	60,030	781,759
Techno Medica Co Ltd	3,409	43,155
		6,902,757
Health Care Providers & Services - 0.2%
Ship Healthcare Holdings Inc	371,865	5,381,094
WIN-Partners Co Ltd (d)	320,638	2,980,332
		8,361,426
Health Care Technology - 0.0%
Software Service Inc	6,749	595,222
TOTAL HEALTH CARE		15,859,405

Industrials - 3.0%
Air Freight & Logistics - 0.4%
AIT Corp	21,464	262,708
AZ-COM MARUWA Holdings Inc	671,408	6,198,479
Hamakyorex Co Ltd	652,765	6,085,717
Senko Group Holdings Co Ltd	75,874	900,533
		13,447,437
Building Products - 0.1%
Kondotec Inc	210,368	2,105,446
Nihon Dengi Co Ltd	81,047	2,233,356
Nihon Flush Co Ltd	147,424	843,424
		5,182,226
Commercial Services & Supplies - 0.1%
CTS Co Ltd	63,547	356,002
Green Cross Holdings Co Ltd	57,345	435,562
Prestige International Inc	362,917	1,703,156
		2,494,720
Construction & Engineering - 0.2%
Dai-Dan Co Ltd	30,283	881,083
Daiichi Kensetsu Corp	142,301	2,587,653
MIRAIT ONE corp	42,107	661,143
Raiznext Corp	335,754	3,503,602
		7,633,481
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	47,624	1,445,574
Chiyoda Integre Co Ltd	27,145	513,549
Fuji Electric Co Ltd	2,110	93,825
		2,052,948
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd	337,269	5,762,681
Machinery - 0.4%
Anest Iwata Corp	94,742	736,838
Daiwa Industries Ltd	111,027	1,267,283
Estic Corp	56,918	325,234
Hosokawa Micron Corp	16,618	461,417
IHI Corp	26,002	2,036,793
Nadex Co Ltd	89,053	548,718
Shinwa Co Ltd/Nagoya	39,114	826,159
Takeuchi Manufacturing Co Ltd	68,555	2,136,051
Teikoku Electric Manufacturing Co Ltd	77,812	1,518,907
Tocalo Co Ltd	312,641	3,590,408
Trinity Industrial Corp	120,089	891,135
Yamada Corp	8,333	285,868
		14,624,811
Professional Services - 0.3%
Altech Corp	98,433	1,841,574
Artner Co Ltd	37,479	491,751
Careerlink Co Ltd	24,962	375,006
Creek & River Co Ltd	1,868	20,198
Gakujo Co Ltd	41,816	487,239
Ifis Japan Ltd	23,585	90,229
Persol Holdings Co Ltd	2,790,158	5,032,745
Quick Co Ltd	134,310	1,976,418
WDB Holdings Co Ltd	108,286	1,378,378
Will Group Inc	136,781	930,815
		12,624,353
Trading Companies & Distributors - 1.2%
Chori Co Ltd	155,646	3,935,238
Inaba Denki Sangyo Co Ltd	63,642	1,672,728
ITOCHU Corp	287,464	14,701,755
Mitani Corp	457,302	6,028,915
Parker Corp	216,345	1,208,978
Sanyo Trading Co Ltd	46,969	460,229
Senshu Electric Co Ltd (d)	173,637	5,325,208
Totech Corp	336,631	6,109,648
Yamazen Corp	19,655	193,003
Yuasa Trading Co Ltd	68,798	2,102,722
		41,738,424
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	2,951	15,169
TOTAL INDUSTRIALS		105,576,250

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.3%
Daiwabo Holdings Co Ltd	286,107	4,839,487
Dexerials Corp	239,898	2,808,709
Maruwa Co Ltd/Aichi	12,549	2,550,524
Nippo Ltd	83,313	1,359,998
Riken Keiki Co Ltd	38,244	713,631
		12,272,349
IT Services - 0.4%
Argo Graphics Inc	132,013	4,653,418
Asahi Intelligence Service Co Ltd	16,783	117,263
Avant Group Corp	34,793	434,365
Densan System Holdings Co Ltd	21,720	379,773
DTS Corp	90,241	2,565,601
Future Corp	57,914	728,279
Information Planning Co	19,028	649,438
TDC Soft Inc	159,486	1,404,342
TIS Inc	71,213	2,057,497
		12,989,976
Semiconductors & Semiconductor Equipment - 0.5%
Japan Material Co Ltd	49,438	414,231
Renesas Electronics Corp	997,035	11,700,469
SUMCO Corp	709,654	4,893,836
		17,008,536
Software - 0.3%
Cresco Ltd	158,112	1,327,000
Focus Systems Corp	60,657	471,748
Fukui Computer Holdings Inc	30,297	743,758
KSK Co Ltd/Inagi	84,338	1,990,773
NSW Inc/Japan	26,547	576,503
Pro-Ship Inc	74,385	1,101,884
System Research Co Ltd	34,104	416,699
WingArc1st Inc	99,425	2,649,387
		9,277,752
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	83,460	979,479
MCJ Co Ltd	350,058	3,278,274
		4,257,753
TOTAL INFORMATION TECHNOLOGY		55,806,366

Materials - 0.7%
Chemicals - 0.3%
C Uyemura & Co Ltd	119,401	7,707,871
JCU Corp	57,251	1,261,300
Kansai Paint Co Ltd	162,178	2,438,682
Muto Seiko Co	13,282	133,953
		11,541,806
Construction Materials - 0.2%
Mitani Sekisan Co Ltd	155,157	7,346,572
Vertex Corp/Japan	4,520	60,886
		7,407,458
Containers & Packaging - 0.2%
Kohsoku Corp	218,503	3,236,741
Pack Corp/The	216,862	4,921,788
		8,158,529
TOTAL MATERIALS		27,107,793

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	67,945	1,041,177
Starts Corp Inc	52,143	1,414,987
		2,456,164
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	562,857	6,934,644
TOTAL JAPAN		305,728,438
KOREA (SOUTH) - 1.8%
Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Motonic Corp	26,943	181,227
Snt Holdings Co Ltd	156,602	3,647,649
		3,828,876
Broadline Retail - 0.0%
Gwangju Shinsegae Co Ltd	13,317	260,525
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	78,740	1,348,644
Textiles, Apparel & Luxury Goods - 0.4%
Handsome Co Ltd	197,400	2,143,011
Youngone Corp	39,664	1,319,897
Youngone Holdings Co Ltd	123,265	8,280,832
		11,743,740
TOTAL CONSUMER DISCRETIONARY		17,181,785

Consumer Staples - 0.3%
Food Products - 0.1%
Otoki Corp	13,533	3,803,806
Sunjin Co Ltd	172,800	711,750
		4,515,556
Tobacco - 0.2%
KT&G Corp	81,860	6,593,727
TOTAL CONSUMER STAPLES		11,109,283

Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	16,800	1,056,350
Financial Services - 0.0%
Nice Information & Telecom Inc	46,280	603,800
TOTAL FINANCIALS		1,660,150

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	84,200	1,427,410
Interojo Co Ltd (e)	15,800	272,868
Value Added Technology Co Ltd	67,587	963,098
Vieworks Co Ltd	42,700	735,647
		3,399,023
Pharmaceuticals - 0.1%
Daewon Pharmaceutical Co Ltd	52,430	507,776
Daihan Pharmaceutical Co Ltd	50,300	932,197
DongKook Pharmaceutical Co Ltd	58,318	621,721
Huons Co Ltd	83,366	1,481,669
Korea United Pharm Inc	6,200	85,082
Kwang Dong Pharmaceutical Co Ltd	464,252	1,786,567
		5,415,012
TOTAL HEALTH CARE		8,814,035

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Fursys Inc	35,664	1,122,766
S-1 Corp	117,370	5,220,518
		6,343,284
Electrical Equipment - 0.0%
Korea Electric Terminal Co Ltd	30,924	1,399,024
Vitzrocell Co Ltd	12,100	202,861
		1,601,885
Machinery - 0.0%
Hy-Lok Corp	10,500	212,741
SIMPAC Inc	32,273	92,177
		304,918
Professional Services - 0.0%
e-Credible Co Ltd	38,387	393,528
TOTAL INDUSTRIALS		8,643,615

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
IDIS Holdings Co Ltd	2,356	14,763
MAKUS Inc	69,400	500,511
SAMT Co Ltd	15,500	29,497
		544,771
IT Services - 0.0%
Gabia Inc	97,100	1,502,522
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	334,920	13,040,966
TOTAL INFORMATION TECHNOLOGY		15,088,259

Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	5,490	738,824
Soulbrain Co Ltd	20,700	2,516,452
		3,255,276
TOTAL KOREA (SOUTH)		65,752,403
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	1,340,200	1,086,753
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	239,800	220,411
TOTAL MALAYSIA		1,307,164
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	43,189	1,102,910
Food Products - 0.1%
Gruma SAB de CV Series B	59,406	1,135,259
TOTAL CONSUMER STAPLES		2,238,169

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	126,094	1,389,506
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	152,619	274,723
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	1,979,457	2,326,635
TOTAL HEALTH CARE		2,601,358

TOTAL MEXICO		6,229,033
NETHERLANDS - 1.4%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	17,817	436,983
Financials - 0.6%
Capital Markets - 0.2%
Van Lanschot Kempen NV depository receipt	161,047	9,313,669
Insurance - 0.4%
ASR Nederland NV	126,012	7,908,499
NN Group NV	104,082	6,355,311
		14,263,810
TOTAL FINANCIALS		23,577,479

Industrials - 0.8%
Electrical Equipment - 0.2%
TKH Group NV depository receipt	139,448	5,481,686
Machinery - 0.6%
Aalberts NV	634,267	20,937,947
Aalberts NV rights (a)(f)	634,267	811,938
		21,749,885
TOTAL INDUSTRIALS		27,231,571

TOTAL NETHERLANDS		51,246,033
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	100,821	437,726
NORWAY - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (b)(c)	395,924	2,934,208
Specialty Retail - 0.0%
Kid ASA (b)(c)	29,560	412,568
TOTAL CONSUMER DISCRETIONARY		3,346,776

Financials - 0.4%
Banks - 0.4%
SpareBank 1 Nord Norge	330,011	4,399,132
Sparebank 1 Oestlandet	340,207	5,657,363
SpareBank 1 Sor-Norge ASA	179,116	2,847,702
		12,904,197
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	869,173	547,233
TOTAL FINANCIALS		13,451,430

Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (b)(c)	32,628	592,757
Norconsult Norge AS	175,231	791,651
		1,384,408
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	65,255	217,968
TOTAL NORWAY		18,400,582
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (c)	71,108	2,408,428
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	2,901,641	1,982,550
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	5,507,194	1,153,129
TOTAL PHILIPPINES		3,135,679
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA	372,655	1,090,404
PORTUGAL - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ibersol SGPS SA	181,849	1,915,871
Materials - 0.1%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	227,358	1,960,051
TOTAL PORTUGAL		3,875,922
PUERTO RICO - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	347,136	1,909,248
Financials - 0.6%
Banks - 0.2%
First BanCorp/Puerto Rico	347,675	6,828,337
Financial Services - 0.4%
EVERTEC Inc	404,644	13,733,617
TOTAL FINANCIALS		20,561,954

TOTAL PUERTO RICO		22,471,202
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	282,885	341,403
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	1,140,868	629,794
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	919,398	731,503
Professional Services - 0.0%
HRnetgroup Ltd (c)	699,385	371,846
Trading Companies & Distributors - 0.0%
KS Energy Ltd (a)(e)	921,857	7
TOTAL INDUSTRIALS		1,103,356

Real Estate - 0.1%
Industrial REITs - 0.1%
Mapletree Industrial Trust	758,978	1,174,048
TOTAL SINGAPORE		3,248,601
SPAIN - 0.7%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	362,039	9,535,659
Financials - 0.1%
Banks - 0.1%
Bankinter SA	384,519	4,460,568
Insurance - 0.0%
Grupo Catalana Occidente SA	8,729	485,533
TOTAL FINANCIALS		4,946,101

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Prim SA	134,328	1,552,169
Pharmaceuticals - 0.1%
Faes Farma SA	501,151	2,424,203
TOTAL HEALTH CARE		3,976,372

Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	167,258	5,707,084
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	72,284	1,105,473
TOTAL SPAIN		25,270,689
SWEDEN - 1.5%
Consumer Discretionary - 0.8%
Automobile Components - 0.4%
Autoliv Inc	112,816	10,517,836
Automobiles - 0.0%
Kabe Group AB B Shares	37,304	961,015
Broadline Retail - 0.1%
Rusta AB	527,435	4,357,867
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares	511,553	8,981,485
Household Durables - 0.1%
JM AB	232,228	3,709,689
Specialty Retail - 0.0%
BHG Group AB (a)	669,568	1,611,314
TOTAL CONSUMER DISCRETIONARY		30,139,206

Consumer Staples - 0.1%
Beverages - 0.1%
Viva Wine Group AB	448,455	1,944,055
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	2,493	52,927
Electrical Equipment - 0.3%
AQ Group AB	590,082	9,493,327
Machinery - 0.1%
Beijer Alma AB B Shares	248,459	5,166,857
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	98,586	1,124,016
Bergman & Beving AB B Shares	51,671	1,563,682
Momentum Group AB B Shares	56,430	931,791
		3,619,489
TOTAL INDUSTRIALS		18,332,600

Information Technology - 0.1%
IT Services - 0.1%
KNOW IT AB	56,973	853,519
Proact IT Group AB	95,385	1,146,732
		2,000,251
Materials - 0.0%
Chemicals - 0.0%
Kb Components Ab	232,662	1,202,366
Metals & Mining - 0.0%
Boliden AB (a)	22,733	696,419
TOTAL MATERIALS		1,898,785

TOTAL SWEDEN		54,314,897
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	461,100	4,251,342
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	41,537	2,994,428
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	9,661	2,104,620
TOTAL SWITZERLAND		9,350,390
TAIWAN - 1.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	161,000	699,684
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	273,882	1,218,805
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	55,000	205,136
TOTAL HEALTH CARE		1,423,941

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	46,200	636,170
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	148,200	440,389
TOTAL INDUSTRIALS		1,076,559

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.7%
FLEXium Interconnect Inc	92,700	146,907
Hon Hai Precision Industry Co Ltd	721,900	3,209,856
Simplo Technology Co Ltd	959,000	10,476,107
Thinking Electronic Industrial Co Ltd	724,900	2,895,371
Tripod Technology Corp	572,000	3,295,983
Yageo Corp	256,408	3,669,084
		23,693,308
IT Services - 0.0%
Dimerco Data System Corp	177,318	692,640
Semiconductors & Semiconductor Equipment - 0.5%
Parade Technologies Ltd	74,000	1,248,311
Powertech Technology Inc	961,000	3,258,977
Taiwan Semiconductor Manufacturing Co Ltd	178,000	5,033,478
Topco Scientific Co Ltd	931,031	7,137,575
		16,678,341
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd	420,046	2,439,378
TOTAL INFORMATION TECHNOLOGY		43,503,667

TOTAL TAIWAN		46,703,851
UNITED KINGDOM - 6.9%
Communication Services - 0.2%
Media - 0.2%
4imprint Group PLC	8,300	376,087
Reach PLC	836,426	847,176
WPP PLC	944,773	7,324,404
		8,547,667
Consumer Discretionary - 3.0%
Broadline Retail - 0.3%
B&M European Value Retail SA	2,652,275	11,890,687
Distributors - 0.3%
Inchcape PLC	1,319,670	11,809,833
Diversified Consumer Services - 0.1%
ME Group International PLC	1,783,856	4,790,350
Hotels, Restaurants & Leisure - 0.2%
Hollywood Bowl Group PLC	700,448	2,735,117
J D Wetherspoon PLC	332,004	2,891,487
		5,626,604
Household Durables - 1.4%
Barratt Redrow PLC	2,891,441	17,949,247
Bellway PLC	588,408	21,031,476
Vistry Group PLC (a)	1,030,919	8,644,615
		47,625,338
Specialty Retail - 0.6%
Dunelm Group PLC	153,513	2,252,500
JD Sports Fashion PLC	8,486,216	8,887,069
Pets at Home Group Plc	2,069,985	6,527,011
		17,666,580
Textiles, Apparel & Luxury Goods - 0.1%
Coats Group PLC	1,918,800	1,851,401
Dr Martens PLC	4,256,833	3,120,195
		4,971,596
TOTAL CONSUMER DISCRETIONARY		104,380,988

Consumer Staples - 0.6%
Beverages - 0.1%
AG Barr PLC	315,241	2,907,242
Food Products - 0.3%
Carr's Group PLC	730,404	1,241,097
Nomad Foods Ltd	497,814	9,951,302
		11,192,399
Tobacco - 0.2%
Imperial Brands PLC	195,881	8,037,591
TOTAL CONSUMER STAPLES		22,137,232

Financials - 0.8%
Capital Markets - 0.3%
Rathbones Group PLC	449,844	9,412,261
Insurance - 0.5%
Direct Line Insurance Group PLC	4,350,727	16,408,945
Hiscox Ltd	221,223	3,240,115
		19,649,060
TOTAL FINANCIALS		29,061,321

Industrials - 1.7%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	470,275	2,460,564
Building Products - 0.0%
Norcros PLC	131,878	425,324
Commercial Services & Supplies - 0.4%
Mitie Group PLC	6,788,118	13,045,089
Electrical Equipment - 0.0%
Volex PLC (d)	288,986	978,234
Industrial Conglomerates - 0.6%
DCC PLC	350,108	22,797,536
Machinery - 0.1%
Bodycote PLC	283,900	1,800,963
Luxfer Holdings PLC	93,122	1,001,993
		2,802,956
Passenger Airlines - 0.2%
JET2 PLC	303,921	6,411,712
Professional Services - 0.0%
Wilmington PLC	366,626	1,798,057
Trading Companies & Distributors - 0.3%
RS GROUP PLC	1,757,687	12,075,430
TOTAL INDUSTRIALS		62,794,902

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (a)	717,850	3,444,043
Materials - 0.3%
Chemicals - 0.0%
Essentra PLC	1,249,709	1,500,603
Construction Materials - 0.2%
SigmaRoc PLC (a)	5,357,696	6,469,023
Metals & Mining - 0.1%
Hill & Smith PLC	84,035	2,004,683
TOTAL MATERIALS		9,974,309

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	201,295	751,144
Savills PLC	467,728	5,778,372
		6,529,516
TOTAL UNITED KINGDOM		246,869,978
UNITED STATES - 59.4%
Communication Services - 0.7%
Interactive Media & Services - 0.1%
Cars.com Inc (a)	455,115	5,297,539
Media - 0.6%
Comcast Corp Class A	377,837	12,922,026
Nexstar Media Group Inc	15,071	2,255,526
Thryv Holdings Inc (a)	149,389	2,046,629
		17,224,181
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	229,856	1,740,009
TOTAL COMMUNICATION SERVICES		24,261,729

Consumer Discretionary - 6.6%
Automobile Components - 1.0%
Adient PLC (a)	516,854	6,538,203
LCI Industries (d)	74,917	5,774,602
Lear Corp (d)	130,833	11,218,930
Patrick Industries Inc	185,517	14,281,099
		37,812,834
Automobiles - 0.6%
General Motors Co	287,540	13,008,310
Harley-Davidson Inc	435,518	9,764,313
		22,772,623
Broadline Retail - 0.3%
eBay Inc	26,861	1,830,846
Macy's Inc	774,143	8,840,713
		10,671,559
Diversified Consumer Services - 0.2%
Carriage Services Inc	65,451	2,615,422
Laureate Education Inc (a)	236,790	4,752,375
		7,367,797
Household Durables - 0.9%
DR Horton Inc	43,112	5,446,770
Helen of Troy Ltd (a)	190,428	5,305,324
Somnigroup International Inc	254,324	15,529,023
TopBuild Corp (a)	26,276	7,771,390
		34,052,507
Leisure Products - 0.2%
BRP Inc Subordinate Voting Shares	71,189	2,411,524
Brunswick Corp/DE (d)	92,541	4,261,513
		6,673,037
Specialty Retail - 1.4%
Academy Sports & Outdoors Inc	216,342	8,151,767
Advance Auto Parts Inc (d)	150,187	4,914,119
Bath & Body Works Inc	180,500	5,507,055
Caleres Inc (d)	280,500	4,274,819
Dick's Sporting Goods Inc	91,141	17,110,811
Ulta Beauty Inc (a)	29,492	11,668,215
		51,626,786
Textiles, Apparel & Luxury Goods - 2.0%
Crocs Inc (a)	135,058	13,022,293
Kontoor Brands Inc	99,122	5,962,188
Levi Strauss & Co Class A	538,994	8,629,294
Oxford Industries Inc (d)	72,675	3,532,005
PVH Corp	136,033	9,383,556
Samsonite Group SA (b)(c)	1,886,545	3,390,897
Steven Madden Ltd (d)	257,500	5,407,500
VF Corp (d)	573,671	6,815,211
Wolverine World Wide Inc	882,074	11,511,066
		67,654,010
TOTAL CONSUMER DISCRETIONARY		238,631,153

Consumer Staples - 2.8%
Beverages - 1.1%
Constellation Brands Inc Class A	53,626	10,057,020
Primo Brands Corp Class A	895,257	29,248,046
		39,305,066
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	564,073	12,398,325
Grocery Outlet Holding Corp (a)	63,254	1,062,035
Performance Food Group Co (a)	321,784	25,955,097
		39,415,457
Food Products - 0.6%
Armanino Foods of Distinction Inc	208,344	1,572,997
Lamb Weston Holdings Inc	309,123	16,324,786
Smithfield Foods Inc (d)	195,924	4,351,472
		22,249,255
TOTAL CONSUMER STAPLES		100,969,778

Energy - 5.1%
Energy Equipment & Services - 0.2%
Cactus Inc Class A	261,663	9,927,494
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp (a)	518,810	18,070,152
Chord Energy Corp	249,551	22,516,987
Civitas Resources Inc (d)	304,524	8,298,279
Core Natural Resources Inc	227,570	16,432,830
Diamondback Energy Inc	147,258	19,439,529
Energy Transfer LP	484,452	8,012,836
Gulfport Energy Corp (a)	43,973	7,585,343
Northern Oil & Gas Inc (d)	385,289	9,362,523
Ovintiv Inc	944,733	31,724,134
Range Resources Corp	559,866	18,996,253
Shell PLC	455,544	14,701,199
Unit Corp	28,247	714,648
		175,854,713
TOTAL ENERGY		185,782,207

Financials - 16.6%
Banks - 7.8%
ACNB Corp	55,934	2,344,194
Associated Banc-Corp	800,969	17,669,376
Bar Harbor Bankshares	92,538	2,742,826
Cadence Bank	612,480	17,921,165
Camden National Corp	53,475	2,059,857
Citigroup Inc	287,895	19,686,260
East West Bancorp Inc	142,267	12,170,942
First Foundation Inc	3,084	15,481
FNB Corp/PA	1,083,949	14,188,892
KeyCorp	997,924	14,809,192
Nicolet Bankshares Inc (d)	28,797	3,363,778
Old National Bancorp/IN	618,561	12,736,171
Plumas Bancorp	27,553	1,214,812
QCR Holdings Inc	89,000	5,780,550
Southern Missouri Bancorp Inc	43,139	2,271,268
Synovus Financial Corp	495,651	21,471,601
Union Bankshares Inc/Morrisville VT	19,236	636,327
United Community Banks Inc/GA	541,514	14,951,202
US Bancorp	431,563	17,409,251
Washington Trust Bancorp Inc (d)	101,155	2,791,878
Webster Financial Corp	290,142	13,723,717
Wells Fargo & Co	905,259	64,282,442
West BanCorp Inc	104,970	2,036,943
Wintrust Financial Corp	146,904	16,331,318
		282,609,443
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	18,827	1,513,878
Federated Hermes Inc Class B	425,096	17,263,149
Lazard Inc	488,907	19,018,482
LPL Financial Holdings Inc	65,278	20,875,252
Raymond James Financial Inc	189,941	26,029,515
SEI Investments Co	20,679	1,618,959
Stifel Financial Corp	203,290	17,419,920
		103,739,155
Consumer Finance - 0.6%
Discover Financial Services	76,394	13,954,892
OneMain Holdings Inc	191,181	8,998,890
		22,953,782
Financial Services - 1.2%
Corpay Inc (a)	61,198	19,911,994
Essent Group Ltd	264,725	15,070,794
Federal Agricultural Mortgage Corp Class C	39,507	6,926,762
		41,909,550
Insurance - 4.1%
American Financial Group Inc/OH	91,612	11,603,576
First American Financial Corp	175,495	10,671,851
Hartford Insurance Group Inc/The	74,609	9,152,286
Primerica Inc	69,146	18,121,092
Reinsurance Group of America Inc	204,841	38,368,768
Selective Insurance Group Inc	215,473	18,795,710
Stewart Information Services Corp	98,420	6,444,541
The Travelers Companies, Inc.	29,066	7,677,203
Unum Group	331,797	25,767,355
		146,602,382
TOTAL FINANCIALS		597,814,312

Health Care - 6.7%
Biotechnology - 0.6%
Gilead Sciences Inc	199,788	21,285,414
Health Care Providers & Services - 5.0%
Cigna Group/The	58,863	20,015,775
CVS Health Corp	243,694	16,256,827
Elevance Health Inc	34,092	14,338,413
Henry Schein Inc (a)	251,911	16,366,658
Labcorp Holdings Inc	106,773	25,733,361
Quest Diagnostics Inc	55,448	9,881,942
Tenet Healthcare Corp (a)	73,169	10,459,508
UnitedHealth Group Inc	87,466	35,987,011
Universal Health Services Inc Class B	165,223	29,256,037
		178,295,532
Life Sciences Tools & Services - 0.4%
ICON PLC (a)	99,139	15,013,609
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co	207	10,391
Elanco Animal Health Inc (a)	1,410,711	13,373,541
GSK PLC	427,131	8,449,799
Sanofi SA	40,597	4,440,980
Sanofi SA ADR	3,483	191,391
		26,466,102
TOTAL HEALTH CARE		241,060,657

Industrials - 7.8%
Aerospace & Defense - 0.7%
Cadre Holdings Inc	160,977	4,692,480
Huntington Ingalls Industries Inc	66,536	15,325,902
V2X Inc (a)	113,811	5,663,235
		25,681,617
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (a)	173,635	1,015,765
Building Products - 0.8%
Builders FirstSource Inc (a)	83,770	10,021,405
Hayward Holdings Inc (a)(d)	814,187	10,853,113
Janus International Group Inc (a)(d)	1,077,196	7,411,108
		28,285,626
Commercial Services & Supplies - 0.4%
Brady Corp Class A	137,192	9,643,226
VSE Corp (d)	49,694	5,690,957
		15,334,183
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	74,813	1,654,864
Electrical Equipment - 0.4%
Acuity Inc	53,693	13,080,152
Allient Inc	118,999	2,540,628
		15,620,780
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)(d)	262,504	2,181,408
Universal Logistics Holdings Inc (d)	296,302	6,441,606
		8,623,014
Machinery - 2.1%
Allison Transmission Holdings Inc	9,641	889,286
Blue Bird Corp (a)	145,591	5,076,758
Enpro Inc	72,424	10,820,146
Esab Corp	58,836	7,067,380
Gates Industrial Corp PLC (a)	620,659	11,742,868
Hillenbrand Inc (d)	525,292	10,626,657
Miller Industries Inc/TN (d)	85,176	3,476,033
Terex Corp	321,803	11,327,466
Timken Co/The	164,476	10,567,583
		71,594,177
Professional Services - 2.0%
Barrett Business Services Inc	87,582	3,552,325
CACI International Inc (a)(d)	22,191	10,160,593
Genpact Ltd	375,214	18,858,256
KBR Inc	299,190	15,800,224
Maximus Inc	232,679	15,580,186
Science Applications International Corp (d)	62,799	7,600,563
		71,552,147
Trading Companies & Distributors - 1.2%
Core & Main Inc Class A (a)	226,501	11,932,073
Ferguson Enterprises Inc	41,302	7,007,297
Global Industrial Co	294,866	7,572,159
GMS Inc (a)	135,532	9,929,074
Rush Enterprises Inc Class A	148,424	7,568,140
		44,008,743
TOTAL INDUSTRIALS		283,370,916

Information Technology - 7.3%
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries Inc	112,247	10,933,980
Belden Inc	138,136	14,243,203
CDW Corp/DE	20,347	3,266,914
Crane NXT Co (d)	418,195	19,621,709
Insight Enterprises Inc (a)	65,774	9,095,229
Jabil Inc	79,947	11,717,032
Methode Electronics Inc	360,627	2,261,131
Sanmina Corp (a)	18,049	1,385,983
TD SYNNEX Corp	352,153	39,018,553
Vontier Corp (d)	759,601	24,162,909
		135,706,643
IT Services - 1.4%
Amdocs Ltd	363,673	32,214,155
Cognizant Technology Solutions Corp Class A	274,899	20,224,319
		52,438,474
Semiconductors & Semiconductor Equipment - 1.1%
Diodes Inc (a)	208,364	8,001,177
Micron Technology Inc	212,228	16,330,945
MKS Instruments Inc	224,421	15,740,889
		40,073,011
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies Inc Class C	91,991	8,441,094
Seagate Technology Holdings PLC	296,011	26,945,881
		35,386,975
TOTAL INFORMATION TECHNOLOGY		263,605,103

Materials - 3.2%
Chemicals - 0.7%
Axalta Coating Systems Ltd (a)	541,666	17,604,146
Element Solutions Inc	332,130	6,778,773
Tronox Holdings PLC	422,869	2,287,721
		26,670,640
Construction Materials - 0.6%
Eagle Materials Inc	73,754	16,697,168
GCC SAB de CV	24,306	203,826
RHI Magnesita NV	88,752	3,684,415
		20,585,409
Containers & Packaging - 1.7%
Graphic Packaging Holding CO	491,318	12,435,258
International Paper Co	291,510	13,316,177
Packaging Corp of America	79,106	14,682,865
Silgan Holdings Inc	385,638	19,918,203
		60,352,503
Metals & Mining - 0.2%
Warrior Met Coal Inc (d)	179,480	8,582,733
TOTAL MATERIALS		116,191,285

Real Estate - 0.9%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	143,069	4,725,569
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	59,705	13,577,515
Residential REITs - 0.3%
Camden Property Trust	61,497	6,998,359
Mid-America Apartment Communities Inc	17,930	2,862,524
		9,860,883
Specialized REITs - 0.1%
Outfront Media Inc	310,526	4,698,258
TOTAL REAL ESTATE		32,862,225

Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	3,674,954	60,710,240
TOTAL UNITED STATES		2,145,259,605
TOTAL COMMON STOCKS (Cost $3,254,683,291)		3,514,701,075

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	93,418,786	93,437,470
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	54,925,452	54,930,944
TOTAL MONEY MARKET FUNDS (Cost $148,368,413)			148,368,414

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $3,403,051,704)	3,663,069,489
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(44,303,105)
NET ASSETS - 100.0%	3,618,766,384

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,086,403 or 0.5% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,091,278 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	165,742,152	907,299,865	979,604,547	4,283,787	-	-	93,437,470	93,418,786	0.2%
Fidelity Securities Lending Cash Central Fund	31,295,357	390,294,241	366,658,654	73,006	-	-	54,930,944	54,925,452	0.2%
Total	197,037,509	1,297,594,106	1,346,263,201	4,356,793	-	-	148,368,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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